CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 1,569,453	$ 55,639
Crypto assets		5,078,444
Other receivables, net		543,981	1,035,865
Prepayments, net		351,769	554,995
Loans receivable, net		2,624,401	1,889,941
Total current assets		10,168,048	3,536,440
NONCURRENT ASSETS
Loans receivable, net		10,791,469
Deposit for long-term investment		200,000
Total noncurrent assets		10,991,469
Total assets		21,159,517	3,536,440
CURRENT LIABILITIES
Other payables and accrued liabilities		1,457,088	372,083
Total current liabilities		1,457,088	372,083
NONCURRENT LIABILITIES
Convertible debentures		10,624,818
Total noncurrent liabilities		10,624,818
Total liabilities		12,081,906	372,083
COMMITMENTS AND CONTINGENCIES (Note 13)
Class A Ordinary Shares subject to potential redemption, 66,668 and nil shares issued and outstanding as of June 30, 2026 and 2025, respectively	[1]	4,201,307
SHAREHOLDERS' EQUITY
Additional paid-in capital		117,330,148	92,165,483
Accumulated deficit		(112,190,583)	(88,265,410)
Other comprehensive income		480,001
Total SANGRIX INC. shareholders' equity		5,619,790	3,900,132
NONCONTROLLING INTERESTS		(743,486)	(735,775)
Total shareholders' equity	[1]	4,876,304	3,164,357
Total liabilities, mezzanine equity and shareholders' equity		21,159,517	3,536,440
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Share	[1]	219	58
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Share	[1]	$ 5	$ 1

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026 and the 1-for-5 reverse share split effected on August 21, 2026